Financial Expenses - Schedule of Financial Expenses (Details) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Sep. 01, 2017 USD ($)	May 31, 2016 vessel	Apr. 30, 2016 vessel	Mar. 31, 2016 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Interest payable on debt		$ 86,703	$ 63,858	$ 61,082
Amortization of deferred financing fees		13,381	14,149	14,688
Write-offs of deferred financing fees		2,467	14,479	2,730
Accretion of Convertible Notes		12,211	11,562	11,096
Accretion of premiums and discounts on assumed debt		1,478	0	0
Total financial expenses		116,240	104,048	89,596
Average Borrowings		2,265,700	1,986,600	1,941,000
Capitalized interest		4,200	6,300	$ 5,600
Number of vessels sold | vessel						2	1	2
Write-offs of deferred financing fees related to the refinancing of borrowings		800	11,200
STI Emerald and STI Sapphire [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt		$ 500
Number of vessels sold | vessel	2	2
STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt		$ 100
Sale leaseback transaction, number of vessels | vessel	3	3
STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt		$ 1,100
Number of vessels under finance lease arrangements | vessel	5	5
STI Lexington, STI Mythos, STI Chelsea, STI Olivia, and STI Powai [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to repayment of debt			$ 3,200
Number of vessels sold | vessel			5
NPTI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accretion of premiums and discounts on assumed debt	$ 1,478
Liabilities incurred					$ 907,400